                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360

                       Oppenheimer Main Street Funds, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                    Shares           Value
                                                                 ------------   --------------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--14.9%
AUTOMOBILES--2.8%
Ford Motor Co.(1)                                                  13,396,500   $  157,140,945
DIVERSIFIED CONSUMER SERVICES--0.5%
H&R Block, Inc.                                                     1,598,389       25,702,095
HOTELS, RESTAURANTS & LEISURE--4.5%
Hyatt Hotels Corp., Cl. A(1)                                        2,039,860       82,532,736
                                                                                --------------
McDonald's Corp.                                                    2,579,141      172,467,159
                                                                                --------------
                                                                                   254,999,895
MEDIA--4.0%
McGraw-Hill Cos., Inc. (The)                                        3,433,904       95,462,531
Time Warner Cable, Inc.                                             1,563,380       85,563,787
                                                                                --------------
Washington Post Co. (The), Cl. B                                       94,064       43,808,427
                                                                                --------------
                                                                                   224,834,745
                                                                                --------------
SPECIALTY RETAIL--3.1%
AutoZone, Inc.(1)                                                     303,300       57,893,904
                                                                                --------------
Best Buy Co., Inc.                                                  2,788,764      117,825,279
                                                                                --------------
                                                                                   175,719,183
                                                                                --------------
CONSUMER STAPLES--9.8%
FOOD PRODUCTS--4.7%
General Mills, Inc.                                                 2,078,350      148,040,871
Mead Johnson Nutrition Co., Cl. A                                   1,621,201       79,957,633
                                                                                --------------
Unilever NV, NY Shares                                              1,372,600       37,485,706
                                                                                --------------
                                                                                   265,484,210
                                                                                --------------
HOUSEHOLD PRODUCTS--1.2%
Colgate-Palmolive Co.                                                 833,681       65,102,149
TOBACCO--3.9%
Philip Morris International, Inc.                                   4,971,666      219,349,904
ENERGY--9.6%
OIL, GAS & CONSUMABLE FUELS--9.6%
Chevron Corp.                                                       2,466,879      182,228,352
Enterprise Products Partners LP                                     1,948,682       65,475,715
Noble Energy, Inc.                                                    875,400       52,077,546
Occidental Petroleum Corp.                                          2,304,226      190,121,687
Plains All American Pipeline LP                                       927,336       53,377,460
                                                                                --------------
                                                                                   543,280,760
                                                                                --------------
FINANCIALS--15.4%
CAPITAL MARKETS--2.9%
Goldman Sachs Group, Inc. (The)                                       405,100       58,439,726
                                                                                --------------
State Street Corp.                                                  2,699,190      103,028,082
                                                                                --------------
                                                                                   161,467,808
                                                                                --------------
COMMERCIAL BANKS--3.0%
Wells Fargo & Co.                                                   5,816,100      166,863,909
                                                                                --------------
CONSUMER FINANCE--1.8%
American Express Co.                                                2,610,018      104,061,418
                                                                                --------------
DIVERSIFIED FINANCIAL SERVICES--5.7%
CIT Group, Inc.(1)                                                  4,740,736      174,411,677
                                                                                --------------


                        1 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                    Shares           Value
                                                                 ------------   --------------
COMMON STOCKS CONTINUED
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Citigroup, Inc.(1)                                                 30,272,047   $  119,877,306
Leucadia National Corp.(1)                                          1,312,333       28,766,339
                                                                                --------------
                                                                                   323,055,322
                                                                                --------------
INSURANCE--2.0%
AFLAC, Inc.                                                         1,317,800       58,378,540
Progressive Corp.                                                   2,862,500       56,076,375
                                                                                --------------
                                                                                   114,454,915
                                                                                --------------
HEALTH CARE--13.4%
BIOTECHNOLOGY--2.0%
Celgene Corp.(1)                                                    1,465,620       77,326,111
Human Genome Sciences, Inc.(1)                                      1,360,000       33,673,600
                                                                                --------------
                                                                                   110,999,711
                                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Covidien plc                                                          642,200       27,222,858
Medtronic, Inc.                                                     2,049,700       80,307,246
                                                                                --------------
                                                                                   107,530,104
                                                                                --------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Express Scripts, Inc.(1)                                              153,500       15,442,100
Medco Health Solutions, Inc.(1)                                       916,774       52,852,022
WellPoint, Inc.(1)                                                  1,775,800       91,098,540
                                                                                --------------
                                                                                   159,392,662
                                                                                --------------
PHARMACEUTICALS--6.7%
Abbott Laboratories                                                 3,022,270      143,739,161
Merck & Co., Inc.                                                   4,146,238      139,686,758
Perrigo Co.                                                           250,500       14,882,205
Teva Pharmaceutical Industries Ltd., Sponsored ADR                  1,430,100       78,398,082
                                                                                --------------
                                                                                   376,706,206
                                                                                --------------
INDUSTRIALS--12.3%
AEROSPACE & DEFENSE--3.0%
Boeing Co. (The)                                                    1,107,300       71,066,514
                                                                                --------------
Precision Castparts Corp.                                             844,500       98,553,150
                                                                                --------------
                                                                                   169,619,664
                                                                                --------------
AIR FREIGHT & LOGISTICS--1.2%
United Parcel Service, Inc., Cl. B                                  1,082,216       67,919,876
COMMERCIAL SERVICES & SUPPLIES--2.2%
Republic Services, Inc.                                             4,176,620      121,623,174
CONSTRUCTION & ENGINEERING--1.1%
KBR, Inc.                                                           2,713,768       59,648,621
INDUSTRIAL CONGLOMERATES--3.5%
General Electric Co.                                                4,244,000       69,389,400
Tyco International Ltd.                                             3,520,278      127,398,861
                                                                                --------------
                                                                                   196,788,261
                                                                                --------------
PROFESSIONAL SERVICES--1.3%
Verisk Analytics, Inc., Cl. A(1)                                    2,464,155       74,540,689


                        2 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                    Shares           Value
                                                                 ------------   --------------
COMMON STOCKS CONTINUED
INFORMATION TECHNOLOGY--17.7%
COMMUNICATIONS EQUIPMENT--2.3%
QUALCOMM, Inc.                                                      3,592,738   $  127,757,763
COMPUTERS & PERIPHERALS--4.3%
Apple, Inc.(1)                                                        939,085      241,495,099
INTERNET SOFTWARE & SERVICES--4.6%
eBay, Inc.(1)                                                       7,032,100      150,557,261
Google, Inc., Cl. A(1)                                                226,806      110,041,735
                                                                                --------------
                                                                                   260,598,996
                                                                                --------------
IT SERVICES--2.2%
Accenture plc, Cl. A                                                  436,800       16,388,736
Hewitt Associates, Inc.(1)                                          1,367,843       50,952,152
Western Union Co.                                                   3,634,119       58,000,539
                                                                                --------------
                                                                                   125,341,427
                                                                                --------------
SOFTWARE--4.3%
Adobe Systems, Inc.(1)                                              1,548,028       49,660,738
Check Point Software Technologies Ltd.(1)                           2,145,040       65,788,377
Microsoft Corp.                                                     4,802,570      123,906,306
                                                                                --------------
                                                                                   239,355,421
                                                                                --------------
MATERIALS--1.6%
CHEMICALS--1.6%
Monsanto Co.                                                          300,818       15,302,612
Praxair, Inc.                                                         964,537       74,848,071
                                                                                --------------
                                                                                    90,150,683
TELECOMMUNICATION SERVICES--1.7%
WIRELESS TELECOMMUNICATION SERVICES--1.7%
America Movil SAB de CV, ADR, Series L                              2,062,330       97,630,702
UTILITIES--3.3%
ENERGY TRADERS--2.6%
AES Corp. (The)(1)                                                 14,302,492      146,886,593
MULTI-UTILITIES--0.7%
Public Service Enterprise Group, Inc.                               1,227,760       37,606,289
                                                                                --------------
Total Common Stocks (Cost $5,002,579,926)                                        5,613,109,199
                                                                                --------------
INVESTMENT COMPANY--0.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23% (2,3) (Cost $5,097,983)                                       5,097,983        5,097,983
                                                                                --------------
TOTAL INVESTMENTS, AT VALUE (COST $5,007,677,909)                        99.8%   5,618,207,182
                                                                                --------------
Other Assets Net of Liabilities                                           0.2        9,300,876
                                                                     --------   --------------
Net Assets                                                              100.0%  $5,627,508,058
                                                                     ========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of May 31, 2010.


                        3 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES          GROSS         GROSS         SHARES
                                         AUGUST 31, 2009    ADDITIONS     REDUCTIONS   MAY 31, 2010
                                         ---------------   -----------   -----------   ------------
OFI Liquid Assets Fund, LLC                        --            6,623         6,623           --
Oppenheimer Institutional Money Market
Fund, Cl. E                                 24,831,128     862,749,662   882,482,807     5,097,983

                                            Value      Income
                                         ----------   -------
OFI Liquid Assets Fund, LLC              $       --   $ 1,274(a)
Oppenheimer Institutional Money Market
   Fund, Cl. E                            5,097,983    97,772
                                         ----------   -------
                                         $5,097,983   $99,046
                                         ==========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of May 31, 2010 based on valuation input level:

                                                        LEVEL 2--          LEVEL 3--
                                    LEVEL 1--             OTHER           SIGNIFICANT
                                UNADJUSTED QUOTED      SIGNIFICANT       UNOBSERVABLE
                                      PRICES        OBSERVABLE INPUTS       INPUTS            VALUE
                                -----------------   -----------------   --------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $  838,396,863           $--                $--        $  838,396,863
   Consumer Staples                  549,936,263            --                 --           549,936,263
   Energy                            543,280,760            --                 --           543,280,760
   Financials                        869,903,372            --                 --           869,903,372
   Health Care                       754,628,683            --                 --           754,628,683
   Industrials                       690,140,285            --                 --           690,140,285
   Information Technology            994,548,706            --                 --           994,548,706
   Materials                          90,150,683            --                 --            90,150,683
   Telecommunication Services         97,630,702            --                 --            97,630,702
   Utilities                         184,492,882            --                 --           184,492,882
Investment Company                     5,097,983            --                 --             5,097,983
                                  --------------           ---                ---        --------------
Total Assets                      $5,618,207,182           $--                $--        $5,618,207,182
                                  --------------           ---                ---        --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS


                        4 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company,


                        5 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of May 31, 2010, there were no restrictions on the Fund's ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $5,045,996,981
                                 ==============
Gross unrealized appreciation    $  725,441,985
Gross unrealized depreciation      (153,231,784)
                                 --------------
Net unrealized appreciation      $  572,210,201
                                 ==============


                        6 | Oppenheimer Main Street Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/07/2010